Short Sales and Derivatives - Underlying CPI Index (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / derivative_unit	Dec. 31, 2016 USD ($) $ / derivative_unit	Dec. 31, 2017 GBP (£) $ / derivative_unit	Dec. 31, 2017 EUR (€) $ / derivative_unit	Dec. 31, 2016 GBP (£) $ / derivative_unit	Dec. 31, 2016 EUR (€) $ / derivative_unit
Disclosure of financial assets [line items]
Notional amount	$ 6,396.9	$ 4,783.5
Market value	$ 204.3	$ 203.3
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Average life (in years)	4 years 7 months 6 days	5 years 7 months 6 days
Notional amount	$ 117,254.6	$ 110,365.5
Cost	678.4	670.0
Market value	39.6	83.4
Unrealized gain (loss)	$ (638.8)	$ (586.6)
United States | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	242.20	241.00	242.20	242.20	241.00	241.00
United States, 1 | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	4 years 8 months 12 days	5 years 8 months 12 days
Notional amount	$ 46,725.0	$ 46,725.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	231.39	231.39	231.39	231.39	231.39	231.39
Index value at period end (usd per unit) | $ / derivative_unit	246.52	241.43	246.52	246.52	241.43	241.43
Cost	$ 287.5	$ 286.9
Cost (in bps)	0.615%	0.614%	0.615%	0.615%	0.614%	0.614%
Market value	$ 20.6	$ 35.2
Market value (in bps)	0.044%	0.075%	0.044%	0.044%	0.075%	0.075%
Unrealized gain (loss)	$ (266.9)	$ (251.7)
United States, 2 | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Average life (in years)	6 years 9 months 18 days	7 years 9 months 18 days
Notional amount	$ 12,600.0	$ 12,600.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	238.30	238.30	238.30	238.30	238.30	238.30
Index value at period end (usd per unit) | $ / derivative_unit	246.52	241.43	246.52	246.52	241.43	241.43
Cost	$ 39.9	$ 39.5
Cost (in bps)	0.317%	0.313%	0.317%	0.317%	0.313%	0.313%
Market value	$ 17.2	$ 34.3
Market value (in bps)	0.137%	0.272%	0.137%	0.137%	0.272%	0.272%
Unrealized gain (loss)	$ (22.7)	$ (5.2)
European Union | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	4 years	5 years
Notional amount	$ 49,683.0	$ 43,640.4		€ 41,375.0		€ 41,375.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	96.09	96.09	96.09	96.09	96.09	96.09
Index value at period end (usd per unit) | $ / derivative_unit	102.57	101.26	102.57	102.57	101.26	101.26
Cost	$ 307.1	$ 300.3
Cost (in bps)	0.618%	0.688%	0.618%	0.618%	0.688%	0.688%
Market value	$ 1.4	$ 12.5
Market value (in bps)	0.003%	0.029%	0.003%	0.003%	0.029%	0.029%
Unrealized gain (loss)	$ (305.7)	$ (287.8)
United Kingdom | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	4 years 10 months 24 days	5 years 10 months 24 days
Notional amount	$ 4,464.1	$ 4,077.6	£ 3,300.0		£ 3,300.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	243.82	243.82	243.82	243.82	243.82	243.82
Index value at period end (usd per unit) | $ / derivative_unit	278.10	267.10	278.10	278.10	267.10	267.10
Cost	$ 23.2	$ 22.6
Cost (in bps)	0.52%	0.554%	0.52%	0.52%	0.554%	0.554%
Market value	$ 0.3	$ 0.5
Market value (in bps)	0.007%	0.012%	0.007%	0.007%	0.012%	0.012%
Unrealized gain (loss)	$ (22.9)	$ (22.1)
France | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	5 years 1 month 6 days	6 years 1 month 6 days
Notional amount	$ 3,782.5	$ 3,322.5		€ 3,150.0		€ 3,150.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	99.27	99.27	99.27	99.27	99.27	99.27
Index value at period end (usd per unit) | $ / derivative_unit	101.76	100.66	101.76	101.76	100.66	100.66
Cost	$ 20.7	$ 20.7
Cost (in bps)	0.547%	0.623%	0.547%	0.547%	0.623%	0.623%
Market value	$ 0.1	$ 0.9
Market value (in bps)	0.003%	0.027%	0.003%	0.003%	0.027%	0.027%
Unrealized gain (loss)	$ (20.6)	$ (19.8)
Payout At Maturity Scenario 1
Disclosure of financial assets [line items]
Floor rate	0.00%		0.00%	0.00%
Payout At Maturity Scenario 2
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	250.49		250.49	250.49